Segment Information (Details) (USD $)	3 Months Ended													6 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Mar. 31, 2012	Mar. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Revenue recognition
Sales	$ 313,371,000	$ 359,687,000	$ 365,397,000	$ 339,645,000	$ 316,766,000	$ 343,021,000	$ 322,787,000	$ 347,889,000	$ 281,884,000	$ 353,996,000	$ 325,118,000	$ 272,483,000	$ 246,595,000	$ 655,272,000	$ 630,967,000		$ 953,691,000	$ 1,381,495,000	$ 1,295,581,000	$ 1,198,192,000	$ 1,025,924,000
Operating income (loss)	18,242,000	29,142,000	38,586,000	32,540,000	27,754,000	19,688,000	27,790,000	40,610,000	25,420,000	31,457,000	22,328,000	34,837,000	18,011,000	59,155,000	67,224,000		94,951,000	128,022,000	113,508,000	106,633,000	95,867,000
Depreciation and amortization	4,718,000			5,465,000	5,832,000	6,095,000	6,160,000	6,218,000	3,868,000	3,229,000	3,946,000	3,732,000	3,562,000	11,297,000	10,086,000	17,140,000	16,246,000	22,857,000	22,341,000	14,469,000	15,586,000
Transportation Systems
Revenue recognition
Sales	118,600,000				125,800,000													513,500,000	427,100,000	383,000,000	314,300,000
Operating income (loss)	13,200,000				17,900,000													76,300,000	66,900,000	51,800,000	56,400,000
Depreciation and amortization	500,000				900,000													3,700,000	3,600,000	3,500,000	2,400,000
Mission Support Services
Revenue recognition
Sales	113,400,000				107,500,000													491,400,000	476,500,000	4,449,000	420,600,000
Operating income (loss)	4,200,000				4,500,000													21,900,000	23,900,000	27,900,000	25,900,000
Depreciation and amortization	3,100,000				3,500,000													12,500,000	12,300,000	5,200,000	6,200,000
Defense Systems
Revenue recognition
Sales	81,200,000				83,300,000													375,400,000	390,700,000	368,200,000	287,500,000
Operating income (loss)	1,200,000				6,000,000													34,600,000	29,800,000	31,600,000	19,900,000
Depreciation and amortization	800,000				1,200,000													5,500,000	5,400,000	4,800,000	6,000,000
Other
Revenue recognition
Sales	200,000				200,000													1,100,000	1,300,000	2,100,000	3,500,000
Unallocated corporate expenses and other
Revenue recognition
Operating income (loss)	(400,000)				(600,000)													(4,800,000)	(7,100,000)	(4,700,000)	(6,300,000)
Depreciation and amortization	$ 300,000				$ 200,000